Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated COIN Monthly ETF
Trading Symbol	COIO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated COIN Monthly ETF for the period of August 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated COIN Monthly ETF	$18	0.77%
[1],[2]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.77%	[2]
Net Assets	$ 902,924
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,212
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$902,924
Number of Holdings	6
Net Advisory Fee	$1,212
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	103.5%
Purchased Options	19.1%
Money Market Funds	0.3%
Written Options	-13.9%
Cash & Other	-9.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf/
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated MSTR Monthly ETF
Trading Symbol	MSOO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated MSTR Monthly ETF for the period of August 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated MSTR Monthly ETF	$14	0.78%
[3],[4]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.78%	[4]
Net Assets	$ 554,490
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,022
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$554,490
Number of Holdings	6
Net Advisory Fee	$1,022
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	98.3%
Purchased Options	16.9%
Money Market Funds	0.4%
Written Options	-11.8%
Cash & Other	-3.8%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf/
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated NVDA Monthly ETF
Trading Symbol	NVDO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated NVDA Monthly ETF for the period of August 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-nvda-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-nvda-monthly-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated NVDA Monthly ETF	$18	0.77%
[5],[6]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.77%	[6]
Net Assets	$ 1,587,737
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,962
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,587,737
Number of Holdings	6
Net Advisory Fee	$1,962
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	99.7%
Purchased Options	14.2%
Money Market Funds	0.1%
Written Options	-9.3%
Cash & Other	-4.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-nvda-monthly-etf/
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated PLTR Monthly ETF
Trading Symbol	PLOO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated PLTR Monthly ETF for the period of August 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated PLTR Monthly ETF	$18	0.80%
[7],[8]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.80%	[8]
Net Assets	$ 1,089,735
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,368
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,089,735
Number of Holdings	6
Net Advisory Fee	$1,368
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	99.6%
Purchased Options	17.5%
Money Market Funds	0.1%
Written Options	-12.5%
Cash & Other	-4.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf/
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Class Name	Leverage Shares 2X Capped Accelerated TSLA Monthly ETF
Trading Symbol	TSLO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Capped Accelerated TSLA Monthly ETF for the period of August 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Capped Accelerated TSLA Monthly ETF	$18	0.77%
[9],[10]
Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.77%	[10]
Net Assets	$ 1,395,644
Holdings Count | $ / shares	6
Advisory Fees Paid, Amount	$ 1,911
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,395,644
Number of Holdings	6
Net Advisory Fee	$1,911
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
U.S. Treasury Bills	98.1%
Purchased Options	15.4%
Money Market Funds	0.0%
Written Options	-10.5%
Cash & Other	-3.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf/
Leverage Shares 2X Long AAL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long AAL Daily ETF
Class Name	Leverage Shares 2X Long AAL Daily ETF
Trading Symbol	AALG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long AAL Daily ETF for the period of July 10, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long AAL Daily ETF	$22	0.76%
[11],[12]
Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.76%	[12]
Net Assets	$ 897,589
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 1,935
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$897,589
Number of Holdings	3
Net Advisory Fee	$1,935
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	21.1%
Cash & Other	78.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-aal-daily-etf
Leverage Shares 2X Long ADBE Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ADBE Daily ETF
Class Name	Leverage Shares 2X Long ADBE Daily ETF
Trading Symbol	ADBG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long ADBE Daily ETF for the period of March 20, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ADBE Daily ETF	$39	0.76%
[13],[14]
Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[14]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, ADBG had a NAV total return of -33.64%.
Over the same period the common stock of Adobe, Inc. (ADBE) had a return of -12.12% and the Nasdaq Index (the Benchmark) a return of 30.90%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. ADBG employs daily leverage, aiming for 2x the daily return of ADBE. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/20/2025)
Leverage Shares 2x Long ADBE Daily ETF NAV	-33.64
S&P 500 TR	21.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/ for more recent performance information.
Net Assets	$ 31,902,938
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 35,018
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$31,902,938
Number of Holdings	4
Net Advisory Fee	$35,018
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	11.1%
Total Return Swaps	-0.7%
Cash & Other	89.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-adbe-daily-etf/
Leverage Shares 2X Long AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long AMD Daily ETF
Class Name	Leverage Shares 2X Long AMD Daily ETF
Trading Symbol	AMDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long AMD Daily ETF for the period of January 23, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long AMD Daily ETF	$117	0.76%
[15],[16]
Expenses Paid, Amount	$ 117
Expense Ratio, Percent	0.76%	[16]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, AMDG had a NAV total return of 200.22%.
Over the same period the common stock of Advanced Micro Devices, Inc. (AMD) had a return of 108.50% and the Nasdaq Index (the Benchmark) a return of 18.76%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. AMDG employs daily leverage, aiming for 2x the daily return of AMD. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (01/23/2025)
Leverage Shares 2X Long AMD Daily ETF NAV	200.22
S&P 500 TR	12.90

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/ for more recent performance information.
Net Assets	$ 27,470,289
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 44,312
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$27,470,289
Number of Holdings	4
Net Advisory Fee	$44,312
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	21.2%
Money Market Funds	16.4%
Cash & Other	62.4%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-amd-long-etf/
Leverage Shares 2X Long ARM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ARM Daily ETF
Class Name	Leverage Shares 2X Long ARM Daily ETF
Trading Symbol	ARMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long ARM Daily ETF for the period of January 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ARM Daily ETF	$61	0.76%
[17],[18]
Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.76%	[18]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, ARMG had a NAV total return of 0.42%.
Over the same period the common stock of Arm Holding Plc. (ARM) had a return of 21.25% and the Nasdaq Index (the Benchmark) a return of 24.57%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. ARMG employs daily leverage, aiming for 2x the daily return of ARM. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (01/13/2025)
Leverage Shares 2X Long ARM Daily ETF NAV	0.42
S&P 500 TR	18.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/ for more recent performance information.
Net Assets	$ 19,507,197
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 49,443
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$19,507,197
Number of Holdings	4
Net Advisory Fee	$49,443
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	9.2%
Money Market Funds	9.5%
Cash & Other	81.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-arm-long-etf/
Leverage Shares 2X Long ASML Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long ASML Daily ETF
Class Name	Leverage Shares 2X Long ASML Daily ETF
Trading Symbol	ASMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long ASML Daily ETF for the period of January 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long ASML Daily ETF	$82	0.76%
[19],[20]
Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.76%	[20]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, ASMG had a NAV total return of 70.49%.
Over the same period the common stock of ASML Holding N.V. (ASML) had a return of 43.86% and the Nasdaq Index (the Benchmark) a return of 24.57%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. ASMG employs daily leverage, aiming for 2x the daily return of ASML. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (01/13/2025)
Leverage Shares 2X Long ASML Daily ETF NAV	70.49
S&P 500 TR	18.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/ for more recent performance information.
Net Assets	$ 13,554,176
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 63,993
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,554,176
Number of Holdings	4
Net Advisory Fee	$63,993
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	18.0%
Money Market Funds	10.7%
Cash & Other	71.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-asml-long-etf/
Leverage Shares 2X Long AVGO Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long AVGO Daily ETF
Class Name	Leverage Shares 2X Long AVGO Daily ETF
Trading Symbol	AVGG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long AVGO Daily ETF for the period of May 15, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long AVGO Daily ETF	$56	0.75%
[21],[22]
Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.75%	[22]
Net Assets	$ 14,962,164
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 19,444
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$14,962,164
Number of Holdings	4
Net Advisory Fee	$19,444
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	23.0%
Money Market Funds	19.3%
Cash & Other	57.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-avgo-daily-etf
Leverage Shares 2X Long BA Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BA Daily ETF
Class Name	Leverage Shares 2X Long BA Daily ETF
Trading Symbol	BOEG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long BA Daily ETF for the period of June 12, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BA Daily ETF	$27	0.75%
[23],[24]
Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.75%	[24]
Net Assets	$ 2,354,839
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,353
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,354,839
Number of Holdings	4
Net Advisory Fee	$3,353
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	17.0%
Total Return Swaps	-12.5%
Cash & Other	95.5%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-ba-daily-etf
Leverage Shares 2X Long BBAI Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BBAI Daily ETF
Class Name	Leverage Shares 2X Long BBAI Daily ETF
Trading Symbol	BAIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long BBAI Daily ETF for the period of August 20, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BBAI Daily ETF	$17	0.77%
[25],[26]
Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.77%	[26]
Net Assets	$ 23,184,030
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 19,714
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$23,184,030
Number of Holdings	4
Net Advisory Fee	$19,714
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	4.8%
Money Market Funds	5.2%
Cash & Other	90.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bbai-daily-etf
Leverage Shares 2X Long BLSH Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BLSH Daily ETF
Class Name	Leverage Shares 2X Long BLSH Daily ETF
Trading Symbol	BLSG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long BLSH Daily ETF for the period of October 24, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BLSH Daily ETF	$1	0.75%
[27],[28]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.75%	[28]
Net Assets	$ 258,655
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 30
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$258,655
Number of Holdings	4
Net Advisory Fee	$30
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	19.1%
Total Return Swaps	-20.3%
Cash & Other	101.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-blsh-daily-etf
Leverage Shares 2X Long BMNR Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BMNR Daily ETF
Class Name	Leverage Shares 2X Long BMNR Daily ETF
Trading Symbol	BMNG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long BMNR Daily ETF for the period of October 24, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BMNR Daily ETF	$1	0.75%
[29],[30]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.75%	[30]
Net Assets	$ 375,341
Holdings Count | $ / shares	2
Advisory Fees Paid, Amount	$ 30
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$375,341
Number of Holdings	2
Net Advisory Fee	$30
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	7.2%
Money Market Funds	3.8%
Cash & Other	89.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bmnr-daily-etf
Leverage Shares 2X Long BULL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long BULL Daily ETF
Class Name	Leverage Shares 2X Long BULL Daily ETF
Trading Symbol	BULG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long BULL Daily ETF for the period of August 8, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long BULL Daily ETF	$14	0.86%
[31],[32]
Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.86%	[32]
Net Assets	$ 17,339,734
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 9,269
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$17,339,734
Number of Holdings	4
Net Advisory Fee	$9,269
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	8.2%
Total Return Swaps	-3.2%
Cash & Other	95.0%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-bull-daily-etf
Leverage Shares 2X Long COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long COIN Daily ETF
Class Name	Leverage Shares 2X Long COIN Daily ETF
Trading Symbol	COIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long COIN Daily ETF for the period of March 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long COIN Daily ETF	$84	0.77%
[33],[34]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%	[34]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, COIG had a NAV total return of 144.41%.
Over the same period the common stock of CoinBase Global, Inc. (COIN) had a return of 87.73% and the Nasdaq Index (the Benchmark) a return of 31.23%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. COIG employs daily leverage, aiming for 2x the daily return of COIN. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/13/2025)
Leverage Shares 2X Long COIN Daily ETF NAV	144.41
S&P 500 TR	24.85

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/ for more recent performance information.
Net Assets	$ 8,065,676
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 19,167
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$8,065,676
Number of Holdings	4
Net Advisory Fee	$19,167
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	15.9%
Money Market Funds	9.9%
Cash & Other	74.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-coin-daily-etf/
Leverage Shares 2X Long COST Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long COST Daily ETF
Class Name	Leverage Shares 2X Long COST Daily ETF
Trading Symbol	COTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long COST Daily ETF for the period of September 17, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long COST Daily ETF	$8	0.75%
[35],[36]
Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.75%	[36]
Net Assets	$ 5,874,198
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 5,257
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$5,874,198
Number of Holdings	4
Net Advisory Fee	$5,257
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	18.5%
Total Return Swaps	-1.6%
Cash & Other	83.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-cost-daily-etf
Leverage Shares 2X Long CRCL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CRCL Daily ETF
Class Name	Leverage Shares 2X Long CRCL Daily ETF
Trading Symbol	CRCG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long CRCL Daily ETF for the period of August 8, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CRCL Daily ETF	$13	0.77%
[37],[38]
Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.77%	[38]
Net Assets	$ 66,243,929
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 53,015
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$66,243,929
Number of Holdings	4
Net Advisory Fee	$53,015
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	4.6%
Total Return Swaps	-2.3%
Cash & Other	97.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crcl-daily-etf
Leverage Shares 2X Long CRM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CRM Daily ETF
Class Name	Leverage Shares 2X Long CRM Daily ETF
Trading Symbol	CRMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long CRM Daily ETF for the period of April 3, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CRM Daily ETF	$42	0.76%
[39],[40]
Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.76%	[40]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, CRMG had a NAV total return of -8.69%.
Over the same period the common stock of Salesforce, Inc. (CRM) had a return of 8.16% and the Nasdaq Index (the Benchmark) a return of 48.63%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. CRMG employs daily leverage, aiming for 2x the daily return of CRM. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (04/03/2025)
Leverage Shares 2x Long CRM Daily ETF NAV	-8.69
S&P 500 TR	27.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/ for more recent performance information.
Net Assets	$ 25,542,650
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 33,995
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$25,542,650
Number of Holdings	4
Net Advisory Fee	$33,995
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	13.1%
Money Market Funds	12.8%
Cash & Other	74.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crm-daily-etf/
Leverage Shares 2X Long CRWV Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long CRWV Daily ETF
Class Name	Leverage Shares 2X Long CRWV Daily ETF
Trading Symbol	CRWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long CRWV Daily ETF for the period of August 8, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long CRWV Daily ETF	$15	0.76%
[41],[42]
Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.76%	[42]
Net Assets	$ 88,325,118
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 74,699
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$88,325,118
Number of Holdings	4
Net Advisory Fee	$74,699
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	14.5%
Money Market Funds	5.8%
Cash & Other	79.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-crwv-daily-etf
Leverage Shares 2X Long FIG Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long FIG Daily ETF
Class Name	Leverage Shares 2X Long FIG Daily ETF
Trading Symbol	FIGG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long FIG Daily ETF for the period of October 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long FIG Daily ETF	$3	0.75%
[43],[44]
Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.75%	[44]
Net Assets	$ 6,020,231
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 921
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$6,020,231
Number of Holdings	4
Net Advisory Fee	$921
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	0.5%
Total Return Swaps	0.2%
Cash & Other	99.3%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-fig-daily-etf
Leverage Shares 2X Long FUTU Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long FUTU Daily ETF
Class Name	Leverage Shares 2X Long FUTU Daily ETF
Trading Symbol	FUTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long FUTU Daily ETF for the period of October 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long FUTU Daily ETF	$4	0.75%
[45],[46]
Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.75%	[46]
Net Assets	$ 2,563,427
Holdings Count | $ / shares	3
Advisory Fees Paid, Amount	$ 313
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$2,563,427
Number of Holdings	3
Net Advisory Fee	$313
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	19.2%
Cash & Other	80.8%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-futu-daily-etf
Leverage Shares 2X Long GLXY Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long GLXY Daily ETF
Class Name	Leverage Shares 2X Long GLXY Daily ETF
Trading Symbol	GLGG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long GLXY Daily ETF for the period of August 20, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long GLXY Daily ETF	$20	0.75%
[47],[48]
Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.75%	[48]
Net Assets	$ 4,548,280
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 3,008
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,548,280
Number of Holdings	4
Net Advisory Fee	$3,008
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	3.4%
Total Return Swaps	2.9%
Cash & Other	93.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-glxy-daily-etf
Leverage Shares 2X Long HOOD Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long HOOD Daily ETF
Class Name	Leverage Shares 2X Long HOOD Daily ETF
Trading Symbol	HOOG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long HOOD Daily ETF for the period of March 20, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long HOOD Daily ETF	$222	0.83%
[49],[50]
Expenses Paid, Amount	$ 222
Expense Ratio, Percent	0.83%	[50]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, HOOG had a NAV total return of 670.33%.
Over the same period the common stock of Robinhood Markets, Inc. (HOOD) had a return of 230.88% and the Nasdaq Index (the Benchmark) a return of 30.90%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. HOOG employs daily leverage, aiming for 2x the daily return of HOOD. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/20/2025)
Leverage Shares 2x Long HOOD Daily ETF NAV	670.33
S&P 500 TR	21.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/ for more recent performance information.
Net Assets	$ 101,683,304
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 177,921
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$101,683,304
Number of Holdings	4
Net Advisory Fee	$177,921
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	21.9%
Money Market Funds	12.5%
Cash & Other	65.6%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-hood-daily-etf/
Leverage Shares 2X Long MP Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long MP Daily ETF
Class Name	Leverage Shares 2X Long MP Daily ETF
Trading Symbol	MPG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long MP Daily ETF for the period of October 24, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long MP Daily ETF	$1	0.75%
[51],[52]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.75%	[52]
Net Assets	$ 530,155
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 27
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$530,155
Number of Holdings	4
Net Advisory Fee	$27
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	13.3%
Total Return Swaps	-17.0%
Cash & Other	103.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-mp-daily-etf
Leverage Shares 2X Long NBIS Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long NBIS Daily ETF
Class Name	Leverage Shares 2X Long NBIS Daily ETF
Trading Symbol	NBIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long NBIS Daily ETF for the period of October 24, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NBIS Daily ETF	$1	0.75%
[53],[54]
Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.75%	[54]
Net Assets	$ 1,291,768
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 41
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,291,768
Number of Holdings	4
Net Advisory Fee	$41
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	12.5%
Money Market Funds	5.4%
Cash & Other	82.1%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-nbis-daily-etf
Leverage Shares 2X Long NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long NVDA Daily ETF
Class Name	Leverage Shares 2X Long NVDA Daily ETF
Trading Symbol	NVDG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long NVDA Daily ETF for the period of December 12, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long NVDA Daily ETF	$84	0.75%
[55],[56]
Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.75%	[56]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, NVDG had a NAV total return of 54.01%.
Over the same period the common stock of Nvidia Corp. (NVDA) had a return of 50.83% and the Nasdaq Index (the Benchmark) a return of 18.72%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. NVDG employs daily leverage, aiming for 2x the daily return of NVDA. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (12/12/2024)
Leverage Shares 2X Long NVDA Daily ETF NAV	54.01
S&P 500 TR	14.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/ for more recent performance information.
Net Assets	$ 22,870,892
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 81,422
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$22,870,892
Number of Holdings	4
Net Advisory Fee	$81,422
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	25.9%
Total Return Swaps	17.4%
Cash & Other	56.7%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-nvidia-long-etf/
Leverage Shares 2X Long PANW Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PANW Daily ETF
Class Name	Leverage Shares 2X Long PANW Daily ETF
Trading Symbol	PANG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long PANW Daily ETF for the period of March 20, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PANW Daily ETF	$51	0.75%
[57],[58]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.75%	[58]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, PANG had a NAV total return of 21.67%.
Over the same period the common stock of Palo Alto Networks, Inc. (PANW) had a return of 20.80% and the Nasdaq Index (the Benchmark) a return of 30.90%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. PANG employs daily leverage, aiming for 2x the daily return of PANW. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (03/20/2025)
Leverage Shares 2x Long PANW Daily ETF NAV	21.67
S&P 500 TR	21.68

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/ for more recent performance information.
Net Assets	$ 4,288,731
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 11,664
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$4,288,731
Number of Holdings	4
Net Advisory Fee	$11,664
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	18.5%
Money Market Funds	11.6%
Cash & Other	69.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-panw-daily-etf/
Leverage Shares 2X Long PLTR Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PLTR Daily ETF
Class Name	Leverage Shares 2X Long PLTR Daily ETF
Trading Symbol	PLTG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long PLTR Daily ETF for the period of April 24, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PLTR Daily ETF	$75	0.76%
[59],[60]
Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.76%	[60]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, PLTG had a NAV total return of 180.23%.
Over the same period the common stock of Palantir Technologies, Inc. (PLTR) had a return of 77.75% and the Nasdaq Index (the Benchmark) a return of 33.07%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. PLTG employs daily leverage, aiming for 2x the daily return of PLTR. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (04/24/2025)
Leverage Shares 2x Long PLTR Daily ETF NAV	180.23
S&P 500 TR	25.52

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/ for more recent performance information.
Net Assets	$ 30,895,695
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 44,922
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$30,895,695
Number of Holdings	4
Net Advisory Fee	$44,922
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	25.1%
Money Market Funds	13.5%
Cash & Other	61.4%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pltr-daily-etf/
Leverage Shares 2X Long PYPL Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long PYPL Daily ETF
Class Name	Leverage Shares 2X Long PYPL Daily ETF
Trading Symbol	PYPG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long PYPL Daily ETF for the period of April 3, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long PYPL Daily ETF	$45	0.75%
[61],[62]
Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.75%	[62]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, PYPG had a NAV total return of 7.46%.
Over the same period the common stock of PayPal Holdings, Inc. (PYPL) had a return of 18.67% and the Nasdaq Index (the Benchmark) a return of 48.63%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. PYPG employs daily leverage, aiming for 2x the daily return of PYPL. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (04/03/2025)
Leverage Shares 2x Long PYPL Daily ETF NAV	7.46
S&P 500 TR	27.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/ for more recent performance information.
Net Assets	$ 39,330,307
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 24,185
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$39,330,307
Number of Holdings	4
Net Advisory Fee	$24,185
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	9.1%
Total Return Swaps	0.7%
Cash & Other	90.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-pypl-daily-etf/
Leverage Shares 2X Long RTX Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long RTX Daily ETF
Class Name	Leverage Shares 2X Long RTX Daily ETF
Trading Symbol	RTXG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long RTX Daily ETF for the period of June 5, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long RTX Daily ETF	$38	0.75%
[63],[64]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[64]
Net Assets	$ 1,857,740
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 2,927
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$1,857,740
Number of Holdings	4
Net Advisory Fee	$2,927
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	20.0%
Total Return Swaps	21.2%
Cash & Other	58.8%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-rtx-daily-etf
Leverage Shares 2X Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long TSLA Daily ETF
Class Name	Leverage Shares 2X Long TSLA Daily ETF
Trading Symbol	TSLG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long TSLA Daily ETF for the period of December 12, 2024 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long TSLA Daily ETF	$59	0.78%
[65],[66]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.78%	[66]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, TSLG had a NAV total return of -28.09%.
Over the same period the common stock of Tesla, Inc. (TSLA) had a return of 4.66% and the Nasdaq Index (the Benchmark) a return of 18.72%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. TSLG employs daily leverage, aiming for 2x the daily return of TSLA. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (12/12/2024)
Leverage Shares 2X Long TSLA Daily ETF NAV	-28.09
S&P 500 TR	14.30

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/ for more recent performance information.
Net Assets	$ 50,213,441
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 158,852
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$50,213,441
Number of Holdings	4
Net Advisory Fee	$158,852
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	26.4%
Money Market Funds	12.4%
Cash & Other	61.2%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-tesla-long-etf/
Leverage Shares 2X Long TSM Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long TSM Daily ETF
Class Name	Leverage Shares 2X Long TSM Daily ETF
Trading Symbol	TSMG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long TSM Daily ETF for the period of January 13, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long TSM Daily ETF	$83	0.75%
[67],[68]
Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.75%	[68]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, TSMG had a NAV total return of 77.54%.
Over the same period the common stock of Taiwan Semiconductor Manufacturing Co., Ltd (TSM) had a return of 49.13% and the Nasdaq Index (the Benchmark) a return of 24.57%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. TSMG employs daily leverage, aiming for 2x the daily return of TSM. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (01/13/2025)
Leverage Shares 2X Long TSM Daily ETF NAV	77.54
S&P 500 TR	18.38

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/ for more recent performance information.
Net Assets	$ 13,448,946
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 19,172
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$13,448,946
Number of Holdings	4
Net Advisory Fee	$19,172
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	14.0%
Money Market Funds	12.1%
Cash & Other	73.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-tsm-long-etf/
Leverage Shares 2X Long UNH Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long UNH Daily ETF
Class Name	Leverage Shares 2X Long UNH Daily ETF
Trading Symbol	UNHG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long UNH Daily ETF for the period of July 21, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long UNH Daily ETF	$24	0.75%
[69],[70]
Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.75%	[70]
Net Assets	$ 233,166,405
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 414,093
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$233,166,405
Number of Holdings	4
Net Advisory Fee	$414,093
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Total Return Swaps	18.1%
Money Market Funds	12.1%
Cash & Other	69.8%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-unh-daily-etf
Leverage Shares 2X Long XYZ Daily ETF
Shareholder Report [Line Items]
Fund Name	Leverage Shares 2X Long XYZ Daily ETF
Class Name	Leverage Shares 2X Long XYZ Daily ETF
Trading Symbol	XYZG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Leverage Shares 2X Long XYZ Daily ETF for the period of April 3, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/. You can also request this information by contacting us at 1-866-584-3637.
Additional Information Phone Number	1-866-584-3637
Additional Information Website	https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment**
Leverage Shares 2X Long XYZ Daily ETF	$54	0.75%
[71],[72]
Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.75%	[72]
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
From inception through 10/31/25, XYZG had a NAV total return of 50.83%.
Over the same period the common stock of Block, Inc. (XYZ) had a return of 51.09% and the Nasdaq Index (the Benchmark) a return of 48.63%.
The Fund utilizes derivatives, such as swap agreements, to achieve its leverage. Limitations in the availability or pricing of these derivatives can affect the Fund’s ability to maintain its targeted exposure. XYZG employs daily leverage, aiming for 2x the daily return of XYZ. In volatile markets, this can lead to ‘volatility drag,’ where the Fund’s performance diverges negatively from the expected multiple over longer periods.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	TOTAL RETURN (%)

Since Inception (04/03/2025)
Leverage Shares 2x Long XYZ Daily ETF NAV	50.83
S&P 500 TR	27.65

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/ for more recent performance information.
Net Assets	$ 3,733,120
Holdings Count | $ / shares	4
Advisory Fees Paid, Amount	$ 8,619
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2025)

Net Assets	$3,733,120
Number of Holdings	4
Net Advisory Fee	$8,619
Portfolio Turnover	0%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of October 31, 2025)

Security Type	(%)
Money Market Funds	23.6%
Total Return Swaps	14.5%
Cash & Other	61.9%

Updated Prospectus Web Address	https://leverageshares.com/us/etfs/leverage-shares-2x-long-xyz-daily-etf/

[1]
**	Percentage shown is annualized.

[2]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[3]
**	Percentage shown is annualized.

[4]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[5]
**	Percentage shown is annualized.

[6]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[7]
**	Percentage shown is annualized.

[8]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[9]
**	Percentage shown is annualized.

[10]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[11]
**	Percentage shown is annualized.

[12]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[13]
**	Percentage shown is annualized.

[14]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[15]
**	Percentage shown is annualized.

[16]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[17]
**	Percentage shown is annualized.

[18]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[19]
**	Percentage shown is annualized.

[20]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[21]
**	Percentage shown is annualized.

[22]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[23]
**	Percentage shown is annualized.

[24]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[25]
**	Percentage shown is annualized.

[26]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[27]
**	Percentage shown is annualized.

[28]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[29]
**	Percentage shown is annualized.

[30]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[31]
**	Percentage shown is annualized.

[32]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[33]
**	Percentage shown is annualized.

[34]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[35]
**	Percentage shown is annualized.

[36]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[37]
**	Percentage shown is annualized.

[38]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[39]
**	Percentage shown is annualized.

[40]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[41]
**	Percentage shown is annualized.

[42]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[43]
**	Percentage shown is annualized.

[44]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[45]
**	Percentage shown is annualized.

[46]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[47]
**	Percentage shown is annualized.

[48]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[49]
**	Percentage shown is annualized.

[50]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[51]
**	Percentage shown is annualized.

[52]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[53]
**	Percentage shown is annualized.

[54]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[55]
**	Percentage shown is annualized.

[56]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[57]
**	Percentage shown is annualized.

[58]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[59]
**	Percentage shown is annualized.

[60]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[61]
**	Percentage shown is annualized.

[62]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[63]
**	Percentage shown is annualized.

[64]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[65]
**	Percentage shown is annualized.

[66]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[67]
**	Percentage shown is annualized.

[68]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[69]
**	Percentage shown is annualized.

[70]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.

[71]
**	Percentage shown is annualized.

[72]
*	Amount shown reflects the expenses of the Fund from inception date through October 31, 2025. Expenses would be higher if the Fund had been in operations for the full year.